SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Variable Interest Entities (Details)		12 Months Ended
	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Nov. 22, 2018
Tianjin Mingda Jiahe Real Estate Co., Ltd. Yangzhou Branch | VIEs
Variable Interest Entity [Line Items]
Date of Formation		Oct. 18, 2017
Place of Formation		Yangzhou, China
Tianjin Mingdajiahe Real Estate Co., Ltd. Suzhou Branch | VIEs
Variable Interest Entity [Line Items]
Date of Formation		Oct. 13, 2017
Place of Formation		Suzhou, China
Tianjin Mingdajiahe Real Estate Co., Ltd. Chengdu Branch | VIEs
Variable Interest Entity [Line Items]
Date of Formation		Jun. 24, 2019
Place of Formation		Chengdu, China
XiShe (Tianjin) Business Management Co., Ltd. | VIEs
Variable Interest Entity [Line Items]
Ownership interest held		100.00%
Date of Formation		Oct. 20, 2017
Place of Formation		Tianjin, China
XiShe (Tianjin) Culture and Media Co., Ltd. | VIEs
Variable Interest Entity [Line Items]
Ownership interest held		100.00%
Date of Formation		Jul. 25, 2018
Place of Formation		Tianjin, China
Xishe Xianglin (Tianjin) Business Operation & Management Co., Ltd.
Variable Interest Entity [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners		49.00%	49.00%
Xishe Xianglin (Tianjin) Business Operation & Management Co., Ltd. | VIEs
Variable Interest Entity [Line Items]
Ownership interest held		51.00%
Date of Formation		Mar. 09, 2018
Place of Formation		Tianjin, China
Xishe Jiayuan (Tianjin) Business Operation & Management Co. Ltd
Variable Interest Entity [Line Items]
Ownership interest held				70.00%
Tianjin Jin Yong Tai Property Management Ltd
Variable Interest Entity [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners				30.00%
Tianjin Jin Yong Tai Property Management Ltd | Jiayuan Project
Variable Interest Entity [Line Items]
Ownership interest transferred	70.00%